UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/00

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 10/27/00
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 67

Form 13F Information Table Value Total: $ 352,074
                                           (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None
































Name of Issuer                Title      CUSIP       Value      Shares        Invsmnt    Discret   Other     Voting Authority
                             Of Class               (x1000)                    Sole      Shared    Mgrs    Sole  Shared  None

AES Corp                       COM     00130H105      9,872   144,115.00     144,115.00                 144,115.00
Adobe Systems                  COM     00724F101      8,419    54,230.00      54,230.00                  54,230.00
All American Semiconductor     COM     016557407        547    27,110.00      27,110.00                  27,110.00
America Online                 COM     02364J104      1,619    30,127.00      30,127.00                  30,127.00
American Intl Group            COM     026874107      8,747    91,408.00      91,408.00                  91,408.00
Amgen                          COM     031162100      3,128    44,789.00      44,789.00                  44,789.00
Applied Films                  COM     038197109      1,362    50,225.00      50,225.00                  50,225.00
Applied Materials              COM     038222105      3,653    61,590.00      61,590.00                  61,590.00
Avocent Corp.                  COM     053893103      4,050    73,465.00      73,465.00                  73,465.00
Ballard Power (F)              COM     05858H104      6,716    61,465.00      61,465.00                  61,465.00
Bank of New York               COM     064057102      3,352    59,793.00      59,793.00                  59,793.00
Broadcom Corp CL A             CL A    111320107      6,468    26,534.00      26,534.00                  26,534.00
Brocade Communications Sys     COM     111621108      3,108    13,170.00      13,170.00                  13,170.00
Check Point Software           COM     162825103     10,475    66,505.00      66,505.00                  66,505.00
Cisco Systems                  COM     17275R102      9,724   176,007.00     176,007.00                 176,007.00
Citigroup Inc                  COM     172967101        963    17,816.29      17,816.29                  17,816.29
Comverse Tech New              COM     205862402      8,389    77,674.00      77,674.00                  77,674.00
Cree Inc.                      COM     225447101      9,981    85,855.00      85,855.00                  85,855.00
Dell Computer                  COM     247025109        719    23,329.00      23,329.00                  23,329.00
Diamonds Tr UT Ser 1        UNIT SER 1 252787106        921     8,635.00       8,635.00                   8,635.00
Dycom Industries               COM     267475101      4,865   116,880.00     116,880.00                 116,880.00
EMC Corp                       COM     268648102     27,315   275,566.00     275,566.00                 275,566.00
Enron Corp                     COM     293561106      6,592    75,225.17      75,225.17                  75,225.17
Exxon Mobil                    COM     30231G102        656     7,357.84       7,357.84                   7,357.84
General Electric               COM     369604103      2,684    46,527.14      46,527.14                  46,527.14
Globespan Semiconductor        COM     379571102      6,312    51,740.00      51,740.00                  51,740.00
Home Depot                     COM     437076102        324     6,101.00       6,101.00                   6,101.00
IDEC Pharmaceutical            COM     449370105        334     1,905.00       1,905.00                   1,905.00
Impath Inc.                    COM     45255G101        253     4,000.00       4,000.00                   4,000.00
Info Res Engineering           COM     45675F304      3,089   102,125.00     102,125.00                 102,125.00
Intel Corp                     COM     458140100      4,686   112,745.00     112,745.00                 112,745.00
Intl Rectifier                 COM     460254105      6,859   135,650.00     135,650.00                 135,650.00
Johnson & Johnson              COM     478160104      3,993    42,503.00      42,503.00                  42,503.00
Juniper Networks               COM     48203R104      4,235    19,345.00      19,345.00                  19,345.00
Kopin Corp                     COM     500600101        198    11,000.00      11,000.00                  11,000.00
Lucent Technologies            COM     549463107        802    26,242.50      26,242.50                  26,242.50
Macrovision                    COM     555904101      4,265    52,650.00      52,650.00                  52,650.00
Map Info Corporation           COM     565105103      7,688   245,523.00     245,523.00                 245,523.00
Medimune Inc                   COM     584699102      4,791    62,019.00      62,019.00                  62,019.00
Medtronic Inc.                 COM     585055106        395     7,625.00       7,625.00                   7,625.00
Merck & Co.                    COM     589331107        279     3,753.22       3,753.22                   3,753.22
Microsoft                      COM     594918104        950    15,749.00      15,749.00                  15,749.00
S & P Midcap 400            UNIT SER 1 595635103      7,174    73,015.00      73,015.00                  73,015.00
Millennium Pharm.              COM     599902103      5,658    38,735.00      38,735.00                  38,735.00
NASDAQ 100 Shrs             UNIT SER 1 631100104      1,154    13,012.00      13,012.00                  13,012.00
Network Appliance              COM     64120L104      1,072     8,415.00       8,415.00                   8,415.00
Nokia Corp                     ADR     654902204      9,527   239,297.00     239,297.00                 239,297.00
Nortel Networks                COM     656569100        588     9,875.00       9,875.00                   9,875.00
P E Corp                       COM     69332S102     11,760   100,945.00     100,945.00                 100,945.00
Pfizer                         COM     717081103      4,268    94,979.93      94,979.93                  94,979.93
Polycom, Inc.                  COM     73172K104     15,754   235,243.00     235,243.00                 235,243.00
Proxicom Inc                   COM     744282104        217    11,110.00      11,110.00                  11,110.00
Qlogic CP                      COM     747277101      3,790    43,071.00      43,071.00                  43,071.00
Qwest Communications           COM     749121109      3,515    73,139.00      73,139.00                  73,139.00
S & P Dpstry Rpts           UNIT SER 1 78462F103      1,285     8,950.00       8,950.00                   8,950.00
Charles Schwab & Co.           COM     808513105      2,266    63,829.95      63,829.95                  63,829.95
The Fin Sec SPDR F          SBI INT-FI 81369Y605     14,978   516,490.00     516,490.00                 516,490.00
Siebel Systems                 COM     826170102     14,776   132,747.00     132,747.00                 132,747.00
State Street Corp              COM     857477103        267     2,055.00       2,055.00                   2,055.00
Sun Microsystems               COM     866810104     18,312   156,847.00     156,847.00                 156,847.00
Supertex, Inc.                 COM     868532102      3,863    76,680.00      76,680.00                  76,680.00
TMP Worldwide Inc.             COM     872941109     10,963   136,185.00     136,185.00                 136,185.00
Texas Instruments              COM     882508104      5,260   111,470.00     111,470.00                 111,470.00
Veritas Software               COM     923436109      8,056    56,731.00      56,731.00                  56,731.00
Vitesse Semi. Co.              COM     928497106     12,586   141,520.00     141,520.00                 141,520.00
Walgreen Co                    COM     931422109        220     5,800.00       5,800.00                   5,800.00
Yahoo! Inc                     COM     984332106        987    10,850.00      10,850.00                  10,850.00

TOTALS                                              352,074    4,977,066      4,977,066                  4,977,066